Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LoCorr Investment Trust
Entity Central Index Key	0001506768
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class A
Trading Symbol	LEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$263	2.60%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year up +2.66%, trailing the Morningstar Long-Short Equity category, which closed up +10.47%. Following a drawdown at the beginning of the year, attributable to higher-than-expected reciprocal tariffs announced by the Trump administration, the S&P 500 Index rallied nearly +39% from its April low through the end of the period. For the third consecutive year, the market was led by the Communication Services and Information Technology sectors, with companies in both sectors experiencing strong earnings growth and forecasts driven by Artificial Intelligence. The Fund capitalized on this gain as the long book was a positive contributor in 2025, while the short book was a detractor.

Top Contributors
↑	1. Unity Software, Inc.
↑	2. Rocket Cos, Inc.
↑	3. Evercore, Inc.

Top Detractors
↓	1. RH
↓	2. Victoria’s Secret & Co.
↓	3. Cable One, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	2.66	4.15	4.87
Class A (with sales charge)	-3.24	2.92	4.25
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 29,603,522
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 481,893
Investment Company Portfolio Turnover	15.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,603,522
Number of Holdings	55
Net Advisory Fee	$481,893
Portfolio Turnover	1,506%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Elastic NV	4.7%
Unity Software, Inc.	4.6%
RH	4.6%
Penn National Gaming, Inc.	4.2%
Wynn Resorts Ltd.	4.1%
SentinelOne, Inc.	4.1%
Braze, Inc.	4.1%
Verizon Communications, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.7%
Kinder Morgan, Inc.	2.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class C
Trading Symbol	LEQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$338	3.35%

Expenses Paid, Amount	$ 338
Expense Ratio, Percent	3.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year up +1.96%, trailing the Morningstar Long-Short Equity category, which closed up +10.47%. Following a drawdown at the beginning of the year, attributable to higher-than-expected reciprocal tariffs announced by the Trump administration, the S&P 500 Index rallied nearly +39% from its April low through the end of the period. For the third consecutive year, the market was led by the Communication Services and Information Technology sectors, with companies in both sectors experiencing strong earnings growth and forecasts driven by Artificial Intelligence. The Fund capitalized on this gain as the long book was a positive contributor in 2025, while the short book was a detractor.

Top Contributors
↑	1. Unity Software, Inc.
↑	2. Rocket Cos, Inc.
↑	3. Evercore, Inc.

Top Detractors
↓	1. RH
↓	2. Victoria’s Secret & Co.
↓	3. Cable One, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	1.96	3.37	4.08
Class C (with sales charge)	1.96	3.37	4.08
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 29,603,522
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 481,893
Investment Company Portfolio Turnover	15.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,603,522
Number of Holdings	55
Net Advisory Fee	$481,893
Portfolio Turnover	1,506%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Elastic NV	4.7%
Unity Software, Inc.	4.6%
RH	4.6%
Penn National Gaming, Inc.	4.2%
Wynn Resorts Ltd.	4.1%
SentinelOne, Inc.	4.1%
Braze, Inc.	4.1%
Verizon Communications, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.7%
Kinder Morgan, Inc.	2.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Dynamic Opportunity Fund
Class Name	Class I
Trading Symbol	LEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$238	2.35%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year up +2.93%, trailing the Morningstar Long-Short Equity category, which closed up +10.47%. Following a drawdown at the beginning of the year, attributable to higher-than-expected reciprocal tariffs announced by the Trump administration, the S&P 500 Index rallied nearly +39% from its April low through the end of the period. For the third consecutive year, the market was led by the Communication Services and Information Technology sectors, with companies in both sectors experiencing strong earnings growth and forecasts driven by Artificial Intelligence. The Fund capitalized on this gain as the long book was a positive contributor in 2025, while the short book was a detractor.

Top Contributors
↑	1. Unity Software, Inc.
↑	2. Rocket Cos, Inc.
↑	3. Evercore, Inc.

Top Detractors
↓	1. RH
↓	2. Victoria’s Secret & Co.
↓	3. Cable One, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.93	4.41	5.14
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 29,603,522
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 481,893
Investment Company Portfolio Turnover	15.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$29,603,522
Number of Holdings	55
Net Advisory Fee	$481,893
Portfolio Turnover	1,506%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Elastic NV	4.7%
Unity Software, Inc.	4.6%
RH	4.6%
Penn National Gaming, Inc.	4.2%
Wynn Resorts Ltd.	4.1%
SentinelOne, Inc.	4.1%
Braze, Inc.	4.1%
Verizon Communications, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.7%
Kinder Morgan, Inc.	2.8%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class A
Trading Symbol	LHEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$211	2.08%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Hedged Core Fund (A share class) finished the year up +2.54%, generating profits in both its diversified global macro strategy and its commodity-focused strategy. The Morningstar Macro Trading category returned +9.03%, though it is worth noting that the benchmark is highly concentrated with only twelve distinct constituents, with the top five performing strategies generating an average daily correlation of 0.58 to the S&P 500 versus a correlation of just 0.18 for the Fund. Metals and equity trading generated strong positive returns for the Fund. Positions in interest rates, agricultural commodities, and currencies detracted.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Commodity-linked Equities

Top Detractors
↓	1. Crude Oil
↓	2. Electricity
↓	3. Gasoline RBOB

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/10/2024)
Class A (without sales charge)	2.54	-1.99
Class A (with sales charge)	-3.31	-5.84
Bloomberg U.S. Aggregate Bond Index	7.30	5.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 242,853,161
Holdings Count | $ / shares	381
Advisory Fees Paid, Amount	$ 3,184,988
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$242,853,161
Number of Holdings	381
Net Advisory Fee	$3,184,988
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	33.3%
Galaxy Commodity-Polaris II Fund LLC	8.5%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal Farm Credit Banks Funding Corp	3.4%
Federal Home Loan Banks	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Mars, Inc.	1.8%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
BX Trust	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Hedged Core Fund
Class Name	Class I
Trading Symbol	LHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$186	1.83%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Hedged Core Fund (I share class) finished the year up +2.79%, generating profits in both its diversified global macro strategy and its commodity-focused strategy. The Morningstar Macro Trading category returned +9.03%, though it is worth noting that the benchmark is highly concentrated with only twelve distinct constituents, with the top five performing strategies generating an average daily correlation of 0.58 to the S&P 500 versus a correlation of just 0.18 for the Fund. Metals and equity trading generated strong positive returns for the Fund. Positions in interest rates, agricultural commodities, and currencies detracted.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Commodity-linked Equities

Top Detractors
↓	1. Crude Oil
↓	2. Electricity
↓	3. Gasoline RBOB

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/10/2024)
Class I (without sales charge)	2.79	-1.73
Bloomberg U.S. Aggregate Bond Index	7.30	5.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 242,853,161
Holdings Count | $ / shares	381
Advisory Fees Paid, Amount	$ 3,184,988
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$242,853,161
Number of Holdings	381
Net Advisory Fee	$3,184,988
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	33.3%
Galaxy Commodity-Polaris II Fund LLC	8.5%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal Farm Credit Banks Funding Corp	3.4%
Federal Home Loan Banks	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.1%
Mars, Inc.	1.8%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
BX Trust	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class A
Trading Symbol	LCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$208	2.07%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (A share class) finished the year up +0.88%, producing positive results in a volatile year for commodity markets. This result trailed the +3.76% return for the  Morningstar Systematic Trend category, as the Fund’s allocation to unique strategies outside of trend following lagged in the second half of the year in what proved to be a strong environment for momentum-oriented approaches. Precious metals primarily drove gains, though industrial metals were also an area of profitability along with commodity-linked equities. Positions in energy, grains, and softs were detractors. Livestock trading was not a material driver of performance.

Top Contributors
↑	1. Gold
↑	2. Commodity-linked equities
↑	3. Copper

Top Detractors
↓	1. Electricity
↓	2. Gasoline RBOB
↓	3. Carbon

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.88	1.59	2.78
Class A (with sales charge)	-4.95	0.40	2.17
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 354,858,808
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 6,982,808
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$354,858,808
Number of Holdings	133
Net Advisory Fee	$6,982,808
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.0%
Galaxy Commodity - Polaris Fund LLC	14.2%
Fannie Mae Connecticut Avenue Securities	4.3%
Federal Home Loan Banks	2.6%
Mars, Inc.	1.7%
Bank of America Corp.	1.3%
Morgan Stanley Private Bank NA	1.4%
SMR Mortgage Trust	1.0%
JPMorgan Chase & Co.	1.0%
PKHL Commercial Mortgage Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class C
Trading Symbol	LCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$282	2.82%

Expenses Paid, Amount	$ 282
Expense Ratio, Percent	2.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (C share class) finished the year up +0.11%, producing positive results in a volatile year for commodity markets. This result trailed the +3.76% return for the Morningstar Systematic Trend category, as the Fund’s allocation to unique strategies outside of trend following lagged in the second half of the year in what proved to be a strong environment for momentum-oriented approaches. Precious metals primarily drove gains, though industrial metals were also an area of profitability along with commodity-linked equities. Positions in energy, grains, and softs were detractors. Livestock trading was not a material driver of performance.

Top Contributors
↑	1. Gold
↑	2. Commodity-linked equities
↑	3. Copper

Top Detractors
↓	1. Electricity
↓	2. Gasoline RBOB
↓	3. Carbon

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.11	0.80	2.00
Class C (with sales charge)	0.11	0.80	2.00
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 354,858,808
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 6,982,808
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$354,858,808
Number of Holdings	133
Net Advisory Fee	$6,982,808
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.0%
Galaxy Commodity - Polaris Fund LLC	14.2%
Fannie Mae Connecticut Avenue Securities	4.3%
Federal Home Loan Banks	2.6%
Mars, Inc.	1.7%
Bank of America Corp.	1.3%
Morgan Stanley Private Bank NA	1.4%
SMR Mortgage Trust	1.0%
JPMorgan Chase & Co.	1.0%
PKHL Commercial Mortgage Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Long/Short Commodities Strategy Fund
Class Name	Class I
Trading Symbol	LCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$183	1.82%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund (I share class) finished the year up +1.14%, producing positive results in a volatile year for commodity markets. This result slightly trailed the +3.76% return for the Morningstar Systematic Trend category, as the Fund’s allocation to unique strategies outside of trend following lagged in the second half of the year in what proved to be a strong environment for momentum-oriented approaches. Precious metals primarily drove gains, though industrial metals were also an area of profitability along with commodity-linked equities. Positions in energy, grains, and softs were detractors. Livestock trading was not a material driver of performance.

Top Contributors
↑	1. Gold
↑	2. Commodity-linked equities
↑	3. Copper

Top Detractors
↓	1. Electricity
↓	2. Gasoline RBOB
↓	3. Carbon

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.14	1.82	3.04
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 354,858,808
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 6,982,808
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$354,858,808
Number of Holdings	133
Net Advisory Fee	$6,982,808
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	34.0%
Galaxy Commodity - Polaris Fund LLC	14.2%
Fannie Mae Connecticut Avenue Securities	4.3%
Federal Home Loan Banks	2.6%
Mars, Inc.	1.7%
Bank of America Corp.	1.3%
Morgan Stanley Private Bank NA	1.4%
SMR Mortgage Trust	1.0%
JPMorgan Chase & Co.	1.0%
PKHL Commercial Mortgage Trust	0.9%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class A
Trading Symbol	LFMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$218	2.15%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (A share class) was up +2.56% as the Fund’s combination of sub-advisers provided stable returns and prevented large  drawdowns. The Fund underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. DAX

Top Detractors
↓	1. Brent Crude
↓	2. UK Gilt
↓	3. Euro

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	2.56	3.17	3.67
Class A (with sales charge)	-3.38	1.96	3.06
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,481,678,840
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 25,649,201
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,481,678,840
Number of Holdings	451
Net Advisory Fee	$25,649,201
Portfolio Turnover	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	38.9%
Federal National Mortgage Association	4.0%
Fannie Mae Connecticut Avenue Securities	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.3%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.7%
Morgan Stanley Private Bank NA	1.6%
Bank of America Corp.	1.6%
Federal Home Loan Banks	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class C
Trading Symbol	LFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$293	2.90%

Expenses Paid, Amount	$ 293
Expense Ratio, Percent	2.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (C share class) was up +1.74% as it was able to capitalize on many of the major market themes driving markets. The Fund  underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. DAX

Top Detractors
↓	1. Brent Crude
↓	2. UK Gilt
↓	3. Euro

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	1.74	2.41	2.91
Class C (with sales charge)	1.74	2.41	2.91
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,481,678,840
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 25,649,201
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,481,678,840
Number of Holdings	451
Net Advisory Fee	$25,649,201
Portfolio Turnover	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	38.9%
Federal National Mortgage Association	4.0%
Fannie Mae Connecticut Avenue Securities	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.3%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.7%
Morgan Stanley Private Bank NA	1.6%
Bank of America Corp.	1.6%
Federal Home Loan Banks	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Macro Strategies Fund
Class Name	Class I
Trading Symbol	LFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$193	1.90%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (I share class) was up +2.77% as the Fund’s combination of sub-advisers provided stable returns and prevented large drawdowns. The Fund underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. DAX

Top Detractors
↓	1. Brent Crude
↓	2. UK Gilt
↓	3. Euro

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.77	3.42	3.93
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 1,481,678,840
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 25,649,201
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,481,678,840
Number of Holdings	451
Net Advisory Fee	$25,649,201
Portfolio Turnover	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	38.9%
Federal National Mortgage Association	4.0%
Fannie Mae Connecticut Avenue Securities	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.3%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.7%
Morgan Stanley Private Bank NA	1.6%
Bank of America Corp.	1.6%
Federal Home Loan Banks	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class A
Trading Symbol	LOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	2.06%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (A share class) was up +3.72% as it was able to capitalize on many of the major market themes driving markets. The Fund slightly underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Copper

Top Detractors
↓	1. Euro
↓	2. Brent Crude
↓	3. Low Sulfur Gas

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.72	4.92	2.41
Class A (with sales charge)	-2.25	3.69	1.81
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 285,742,937
Holdings Count | $ / shares	236
Advisory Fees Paid, Amount	$ 4,639,257
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$285,742,937
Number of Holdings	236
Net Advisory Fee	$4,639,257
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	35.0%
Fannie Mae Connecticut Avenue Securities	4.5%
Federal Home Loan Banks	2.7%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.5%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class C
Trading Symbol	LOTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$285	2.81%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	2.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the Fund (C share class) was up +2.85% as it was able to capitalize on many of the major market themes driving markets. The Fund underperformed the +3.76% gain for the Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Copper

Top Detractors
↓	1. Euro
↓	2. Brent Crude
↓	3. Low Sulfur Gas

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	2.85	4.12	1.63
Class C (with sales charge)	2.85	4.12	1.63
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 285,742,937
Holdings Count | $ / shares	236
Advisory Fees Paid, Amount	$ 4,639,257
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$285,742,937
Number of Holdings	236
Net Advisory Fee	$4,639,257
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	35.0%
Fannie Mae Connecticut Avenue Securities	4.5%
Federal Home Loan Banks	2.7%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.5%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Market Trend Fund
Class Name	Class I
Trading Symbol	LOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	1.81%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the annual period ending December 31, 2025, the  LoCorr Market Trend Fund (I share class) was up +3.99% as it was able to capitalize on many of the major market themes driving markets. The Fund outperformed the +3.76% gain for the  Morningstar Systematic Trend Futures category. Trading in equities and metals was a positive contributor to the Fund’s returns while interest rates, energy, and currencies detracted. Agricultural commodities were negligible to the Fund’s performance.

Top Contributors
↑	1. Gold
↑	2. Silver
↑	3. Copper

Top Detractors
↓	1. Euro
↓	2. Brent Crude
↓	3. Low Sulfur Gas

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	3.99	5.17	2.66
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 285,742,937
Holdings Count | $ / shares	236
Advisory Fees Paid, Amount	$ 4,639,257
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$285,742,937
Number of Holdings	236
Net Advisory Fee	$4,639,257
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	35.0%
Fannie Mae Connecticut Avenue Securities	4.5%
Federal Home Loan Banks	2.7%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.5%
Morgan Stanley Private Bank NA	1.5%
Bank of America Corp.	1.5%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
JPMorgan Chase & Co.	1.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class A
Trading Symbol	LSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$215	2.05%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Spectrum Income Fund (A share class) finished the year in positive territory, returning +9.45% and outperforming the  Bloomberg U.S. Aggregate Bond Index, which gained +7.30%. The Fund’s largest contributors during the year were gold mining companies, which benefited from rising gold prices, and mortgage REITs, which profited from borrowing at lower short-term rates and investing at higher long-term yields. Increased activity in near-the-money calls, writing on stable, liquid C-corporations to generate additional income was also a tailwind for the portfolio.

Top Contributors
↑	1. Newmont Corp.
↑	2. Agnico Eagle Mines Ltd.
↑	3. Barrick Mining Corp.

Top Detractors
↓	1. Kinetik Holdings, Inc.
↓	2. FS KKR Capital Corp.
↓	3. ONEOK, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.45	5.47	4.29
Class A (with sales charge)	3.14	4.21	3.68
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 69,229,086
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 903,003
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,229,086
Number of Holdings	85
Net Advisory Fee	$903,003
Portfolio Turnover	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.2%
Ares Capital Corp.	2.8%
Blackstone Secured Lending Fund	2.7%
Invesco Mortgage Capital, Inc.	2.4%
Anglogold Ashanti PLC	2.3%
CVR Partners LP	2.3%
Dynex Capital, Inc.	2.3%
Cheniere Energy Partners LP	2.2%
MPLX LP	2.1%
Enterprise Products Partners LP	2.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class C
Trading Symbol	LSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$292	2.80%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	2.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Spectrum Income Fund (C share class) finished the year in positive territory, returning +8.77% and outperforming the  Bloomberg U.S. Aggregate Bond Index, which gained +7.30%. The Fund’s largest contributors during the year were gold mining companies, which benefited from rising gold prices, and mortgage REITs, which profited from borrowing at lower short-term rates and investing at higher long-term yields. Increased activity in near-the-money calls, writing on stable, liquid C-corporations to generate additional income was also a tailwind for the portfolio.

Top Contributors
↑	1. Newmont Corp.
↑	2. Agnico Eagle Mines Ltd.
↑	3. Barrick Mining Corp.

Top Detractors
↓	1. Kinetik Holdings, Inc.
↓	2. FS KKR Capital Corp.
↓	3. ONEOK, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.77	4.72	3.51
Class C (with sales charge)	8.77	4.72	3.51
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 69,229,086
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 903,003
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,229,086
Number of Holdings	85
Net Advisory Fee	$903,003
Portfolio Turnover	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.2%
Ares Capital Corp.	2.8%
Blackstone Secured Lending Fund	2.7%
Invesco Mortgage Capital, Inc.	2.4%
Anglogold Ashanti PLC	2.3%
CVR Partners LP	2.3%
Dynex Capital, Inc.	2.3%
Cheniere Energy Partners LP	2.2%
MPLX LP	2.1%
Enterprise Products Partners LP	2.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Spectrum Income Fund
Class Name	Class I
Trading Symbol	LSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$189	1.80%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The LoCorr Spectrum Income Fund (I share class) finished the year in positive territory, returning +9.84% and outperforming the  Bloomberg U.S. Aggregate Bond Index, which gained +7.30%. The Fund’s largest contributors during the year were gold mining companies, which benefited from rising gold prices, and mortgage REITs, which profited from borrowing at lower short-term rates and investing at higher long-term yields. Increased activity in near-the-money calls, writing on stable, liquid C-corporations to generate additional income was also a tailwind for the portfolio.

Top Contributors
↑	1. Newmont Corp.
↑	2. Agnico Eagle Mines Ltd.
↑	3. Barrick Mining Corp.

Top Detractors
↓	1. Kinetik Holdings, Inc.
↓	2. FS KKR Capital Corp.
↓	3. ONEOK, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.84	5.76	4.57
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 69,229,086
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 903,003
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,229,086
Number of Holdings	85
Net Advisory Fee	$903,003
Portfolio Turnover	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Annaly Capital Management, Inc.	3.2%
Ares Capital Corp.	2.8%
Blackstone Secured Lending Fund	2.7%
Invesco Mortgage Capital, Inc.	2.4%
Anglogold Ashanti PLC	2.3%
CVR Partners LP	2.3%
Dynex Capital, Inc.	2.3%
Cheniere Energy Partners LP	2.2%
MPLX LP	2.1%
Enterprise Products Partners LP	2.1%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	LoCorr Strategic Allocation Fund
Class Name	Class A
Trading Symbol	LSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$188	1.84%
[1]
Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since launch on January 8, 2025, through the period ending December 31, 2025, the Fund (A share class ) was up +4.38% as it was able to capitalize on many of the major market themes driving markets. The Fund modestly trailed the +5.71% gain for the  Morningstar Multistrategy category, over the same period. Trading in commodities, equity indices, and individual cash equities were all positive contributors to the Fund’s returns while fixed income and foreign currency trading were detractors.

Top Contributors
↑	1. NVIDIA Corp.
↑	2. Apple, Inc.
↑	3. Alphabet, Inc.

Top Detractors
↓	1. EURO FX Future
↓	2. LME Copper Forward
↓	3. CHF Currency Future

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (01/08/2025)
Class A (without sales charge)	4.38
Class A (with sales charge)	-1.62
S&P 500 TR	17.12
ICE BofA US 3-Month Treasury Bill Total Return Index	4.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 66,776,989
Holdings Count | $ / shares	758
Advisory Fees Paid, Amount	$ 108,120
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$66,776,989
Number of Holdings	758
Net Advisory Fee	$108,120
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Microsoft Corp.	2.6%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	1.6%
Broadcom, Inc.	1.2%
Tesla Motors, Inc.	1.0%
Meta Platforms, Inc.	1.0%
Berkshire Hathaway, Inc.	0.8%
JPMorgan Chase & Co.	0.7%

Updated Prospectus Web Address	https://locorrfunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	LoCorr Strategic Allocation Fund
Class Name	Class I
Trading Symbol	LSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
Additional Information Phone Number	1-855-523-8637
Additional Information Website	https://locorrfunds.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$163	1.59%
[2]
Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since launch on January 8, 2025, through the period ending December 31, 2025, the Fund (I share class) was up +4.61% as it was able to capitalize on many of the major market themes driving markets. The Fund modestly trailed the +5.71% gain for the  Morningstar Multistrategy category, over the same period. Trading in commodities, equity indices, and individual cash equities were all positive contributors to the Fund’s returns while fixed income and foreign currency trading were detractors.

Top Contributors
↑	1. NVIDIA Corp.
↑	2. Apple, Inc.
↑	3. Alphabet, Inc.

Top Detractors
↓	1. EURO FX Future
↓	2. LME Copper Forward
↓	3. CHF Currency Future

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (01/08/2025)
Class I (without sales charge)	4.61
S&P 500 TR	17.12
ICE BofA US 3-Month Treasury Bill Total Return Index	4.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://locorrfunds.com/literature/ for more recent performance information.
Net Assets	$ 66,776,989
Holdings Count | $ / shares	758
Advisory Fees Paid, Amount	$ 108,120
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$66,776,989
Number of Holdings	758
Net Advisory Fee	$108,120
Portfolio Turnover	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Microsoft Corp.	2.6%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	1.6%
Broadcom, Inc.	1.2%
Tesla Motors, Inc.	1.0%
Meta Platforms, Inc.	1.0%
Berkshire Hathaway, Inc.	0.8%
JPMorgan Chase & Co.	0.7%

Updated Prospectus Web Address	https://locorrfunds.com/literature/

[1]
*	Annualized

[2]
*	Annualized